Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 384
Changes in the fair value registered in equity	709
Transfer to the initial value of hedged item	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	5
Transfer to the income statement of the period - the hedged item has affected profit or loss	(536)
Total translation differences	(1)
Balance of hedges in equity at end of period	560
Derivative instruments | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	1,502
Changes in the fair value registered in equity	33
Transfer to the initial value of hedged item	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0
Total translation differences	0
Balance of hedges in equity at end of period	1,535
Amounts remaining in equity for continuing hedges	1,534
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	1
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(394)
Changes in the fair value registered in equity	(52)
Transfer to the initial value of hedged item	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	7
Transfer to the income statement of the period - the hedged item has affected profit or loss	144
Total translation differences	0
Balance of hedges in equity at end of period	(295)
Amounts remaining in equity for continuing hedges	(176)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(119)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(357)
Changes in the fair value registered in equity	584
Transfer to the initial value of hedged item	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(574)
Total translation differences	(1)
Balance of hedges in equity at end of period	(348)
Amounts remaining in equity for continuing hedges	(377)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	29
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(179)
Changes in the fair value registered in equity	392
Transfer to the initial value of hedged item	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(290)
Total translation differences	0
Balance of hedges in equity at end of period	(78)
Amounts remaining in equity for continuing hedges	14
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(92)
Financial Instruments excluding Derivatives | Net investment Hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	0
Changes in the fair value registered in equity	(5)
Transfer to the initial value of hedged item	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0
Total translation differences	0
Balance of hedges in equity at end of period	(5)
Amounts remaining in equity for continuing hedges	(5)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	572
Changes in the fair value registered in equity	952
Transfer to the initial value of hedged item	(1)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	7
Transfer to the income statement of the period - the hedged item has affected profit or loss	(720)
Total translation differences	(1)
Balance of hedges in equity at end of period	809
Amounts remaining in equity for continuing hedges	990
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(181)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(188)
Changes in the fair value registered in equity	(243)
Transfer to the initial value of hedged item	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	(2)
Transfer to the income statement of the period - the hedged item has affected profit or loss	184
Total translation differences	0
Balance of hedges in equity at end of period	(249)
Interest Expense | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	68
Interest Expense | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 645